Consolidated Statement of Cash Flows - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Cash flows from operating activities
Profit before tax from continuing operations		€ 2,115	€ 1,741	[1]	€ 1,685	[1]
Profit before tax from discontinued operations		333	1,679		328
Profit before tax		2,448	3,420		2,013
Finance costs (net)		445	351		349
Share of equity accounted investments' profit		(72)	(60)		(65)
Profit on disposals		(226)	(1,539)		(59)
Group operating profit		2,595	2,172		2,238
Depreciation charge		1,538	1,071		1,006
Amortisation of intangible assets		59	61		66
Impairment charge		8	56
Share-based payment expense		77	67		65
Other (primarily pension payments)		(3)	(67)		(186)
Net movement on working capital and provisions		(64)	(463)		(209)
Cash generated from operations		4,210	2,897		2,980
Interest paid (including leases)	[2]	(419)	(335)		(317)
Corporation tax paid		(325)	(663)		(474)
Net cash inflow from operating activities		3,466	1,899		2,189
Cash flows from investing activities
Proceeds from disposals (net of cash disposed and deferred proceeds)		2,096	3,009		222
Interest received		20	34		11
Dividends received from equity accounted investments		35	48		31
Purchase of property, plant and equipment		(1,229)	(1,121)		(1,044)
Acquisition of subsidiaries (net of cash acquired)		(650)	(3,505)		(1,841)
Other investments and advances		(29)	(2)		(11)
Deferred and contingent acquisition consideration paid		(48)	(55)		(53)
Net cash inflow/(outflow) from investing activities		195	(1,592)		(2,685)
Cash flows from financing activities
Proceeds from issue of shares (net)			11		42
Proceeds from exercise of share options		20	7
Transactions involving non-controlling interests		(19)			(37)
Increase in interest-bearing loans and borrowings	[3]	91	1,434		1,010
Net cash flow arising from derivative financial instruments		(36)	6		169
Premium paid on early debt redemption					(18)
Repayment of interest-bearing loans, borrowings and finance leases	[3]	(572)	(246)		(343)
Repayment of lease liabilities	[4]	(317)
Treasury Shares/own shares purchased		(852)	(792)		(3)
Dividends paid to equity holders of the Company		(584)	(521)		(469)
Dividends paid to non-controlling interests		(10)	(12)		(8)
Net cash (outflow)/inflow from financing activities		(2,279)	(113)		343
Increase/(decrease) in cash and cash equivalents		1,382	194		(153)
Reconciliation of opening to closing cash and cash equivalents
Cash and cash equivalents at 1 January		2,346	2,135		2,449
Translation adjustment		27	17		(161)
Increase/(decrease) in cash and cash equivalents		1,382	194		(153)
Cash and cash equivalents at 31 December		€ 3,755	€ 2,346		€ 2,135

[1]	Restated to show the results of our former Europe Distribution segment in discontinued operations. See note 3 for further details.
[2]	Leases include finance leases previously capitalised under IAS 17 Leases in 2018 and 2017 and all capitalised leases included as lease liabilities under IFRS 16 Leases in 2019.
[3]	Finance leases as previously capitalised under IAS 17 in 2018 and 2017.
[4]	Repayment of lease liabilities capitalised under IFRS 16 in 2019 amounted to €386 million, of which €69 million related to interest paid which is presented in cash flows from operating activities.